Organization and Nature of Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 23, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)				17,250,000
Price per share (in Dollars per share)		$ 0.53		$ 0.72
Percentage of gross proceeds				3.50%
Note payable due to related party				$ 40,000
Proposed offering amount			$ 150,000,000
Expenses paid from net proceeds				132,824
Pay dissolution expenses				100,000	$ 2,500,000
Pay franchise and income taxes				100,000
Public offering cost	$ 172,500,000
Class A common shares (in Dollars per share)	$ 10
Operating bank account				132,824
Cash and cash equivalents				172,512,555
Working capital				261,164
Tax payable				150,000
Sponsor agreed to loan			300,000
Adequate financial resources amount			$ 150,000,000		$ 150,000,000
Net asset value (in Dollars per share)			$ 1		$ 1
Working capital expenses			$ 250,000
Proposed offering cost expense			$ 1,500,000		$ 1,500,000
Public share redeem percentage			100.00%
Dissolution expense			$ 100,000
Fair market value percentage			80.00%		80.00%
Net tangible asset			$ 5,000,001		$ 5,000,001
Interest Expense			100,000
Cash	$ 40,000		25,000		25,000
Note payable to sponsor			300,000		300,000
Note Payable Related Party {Member]
Organization and Nature of Business Operations (Details) [Line Items]
Borrowing amount				$ 300,000
Public Offering [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	17,250,000
Price per share (in Dollars per share)	$ 10
Underwriting commissions	$ 3,450,000
Percentage of gross proceeds	2.00%
Other offering costs	$ 485,257
Public share par value (in Dollars per share)				$ 0.0001
Proposed offering amount				$ 172,500,000
Over-Allotment Option [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	2,250,000
Proposed offering amount			172,500,000
Adequate financial resources amount			$ 172,500,000		$ 172,500,000
Private Placement Units [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	520,000
Price per share (in Dollars per share)	$ 10
Gross proceeds	$ 5,200,000
Public Units [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	17,250,000
Gross proceeds	$ 172,500,000
Class A Common Stock [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.5
Public share par value (in Dollars per share)			$ 0.0001	0.0001	$ 0.0001
Class A common shares (in Dollars per share)				10
Class A Common Stock [Member] | Private Placement Units [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 18